Document and Entity Information	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2022
Entity Registrant Name	CALLAWAY GOLF CO
Entity Central Index Key	0000837465
Entity Emerging Growth Company	false
Entity File Number	1-10962
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	95-3797580
Entity Address, Address Line One	2180 RUTHERFORD ROAD
Entity Address, City or Town	CARLSBAD
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008-7328
City Area Code	(760)
Local Phone Number	931-1771
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	ELY
Security Exchange Name	NYSE